Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 9 — LEASES

The Company has various operating leases for clinics and office spaces. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the interest rate of 6.6% and 5% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments.

As of September 30, 2024 and December 31, 2023, the right-of-use assets totaled $293,168 and $283,847, respectively.

As of September 30, 2024 and December 31,2023, lease liabilities consist of the following:

	September 30,	December 31,
	2024	2023
Lease liabilities – current portion	$213,546	$207,128
Lease liabilities – non-current portion	122,981	118,979
Total	$336,527	$326,107

Other lease information is as follows:

	September 30,	December 31,
	2024	2023
Weighted-average remaining lease term – operating leases	0.67 years	0.92 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$100,009	$114,937

The following is a schedule of future minimum payments under operating leases as of September 30, 2024:

September 30, 2024
Not later than 1 year	$214,375
Between 1 to 2 years	84,910
Between 2 to 3 years	37,600
Total lease payments	336,885
Less: imputed interest	(358)
Total operating lease liabilities, net of interest	$336,527

NOTE 9 — LEASES

The Company has various operating leases for clinics and office spaces. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the interest rate of 6.6% and 5% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments.

As of December 31, 2023 and 2022, the right-of-use assets totaled $283,847, and $383,670, respectively.

As of December 31, 2023 and 2022, lease liabilities consist of the following:

	December 31,
	2023	2022
Lease liabilities – current portion	$207,128	$184,651
Lease liabilities – non-current portion	118,979	242,187
Total	$326,107	$426,838

Other lease information is as follows:

	December 31,
	2023	2022
Weighted-average remaining lease term – operating leases	0.92 years	1.91 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$114,937	$89,380

The following is a schedule of future minimum payments under operating leases as of December 31, 2023:

December 31, 2023
Not later than 1 year	$240,835
Between 1 to 2 years	111,613
Between 2 to 3 years	10,373
Total lease payments	362,821
Less: imputed interest	(36,714)
Total operating lease liabilities, net of interest	$326,107